Related Parties	12 Months Ended
Dec. 31, 2022
Related Parties
Related Parties

Note 22: Related Parties

Atrio Health Plans

Chicago Pacific Founders (“CPF”), a principal equity holder of P3 LLC, has an equity investment in Atrio Health Plans (“Atrio”). The Company has a full-risk capitation agreement in place with Atrio whereby the Company is delegated to perform services on behalf of Atrio’s members assigned to the Company. These delegated services include but are not limited to provider network credentialing, patient authorizations, and medical management (care management, quality management and utilization management). The following tables summarize the Company’s transactions with Atrio:

	Successor		Predecessor
	Year Ended	December 3, 2021	January 1, 2021
	December 31,	through December 31,	through December 2,
	2022	2021	2021
Capitated revenue	$158,941	$11,483	$142,905
Other patient service revenue	$2,286	$181	$2,022
Medical expenses	$178,300	$14,684	$146,216

	December 31,
	2022	2021
Health plan receivables	$177	$4,696
Claims payable	$27,838	$16,349
Health plan settlements payable	$2,536	$—

Unsecured Promissory Note

As described in Note 12, in December 2022, the Company issued an Unsecured Promissory Note to VGS, an entity managed by CPF and whose equity holders consist of two members of the Company’s Board of Directors and the Company’s Chief Executive Officer and Chief Medical Officer, among others. The following tables summarize the Company’s transactions with VGS:

Year Ended
December 31,
2022
Interest expense, net	$105

December 31, 2022
Long-term debt, net	$14,421
Accrued interest	$105
Accrued expenses	$225